Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, Net and Cost of sales [Abstract]
Schedule of Estimated Useful Lives	Intangible assets having a defined useful life are amortized using the straight-line method over their estimated useful lives. Estimated useful lives are:
Acquired software	Between 3 and 5 years
ERP-like acquired software	Between 5 and 8 years

Schedule of Property, Plant and Equipment	The categories of property, plant and equipment and relevant useful lives are as follows:
Computers	5 years
Vehicles	5 years
Machinery and equipment	From 10 to 20 years
Furniture and office equipment	From 10 to 12 years
Other transportation equipment	From 5 to 20 years
Surveillance team armament	10 years
Other property, plant and equipment	From 10 to 20 years
Installations	From 40 to 50 years
Buildings	From 40 to 50 years
Improvements to third-party properties	40 years or the term of the lease agreement or the remaining of the lease term, whichever is less